Revenue	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenue
3. Revenue
Disaggregation of Revenue
The following table presents revenue disaggregated by type (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Business Revenue—Apps	$132,583	$156,208	$327,915	$475,394
Business Revenue—Software Platform	39,841	193,307	127,262	427,390

Total Business Revenue	172,424	349,515	455,177	902,784
Consumer Revenue	209,316	377,436	486,072	1,096,850

Total Revenue	$381,740	$726,951	$941,249	$1,999,634

Revenue disaggregated by geography, based on user location, consists of the following (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
United States	234,430	437,501	586,330	1,209,846
Rest of the World	147,310	289,450	354,919	789,788

Total Revenue	$381,740	$726,951	$941,249	$1,999,634

Contract Balances
Contract liabilities consist of deferred revenue and include payments received in advance of the satisfaction of performance obligations. During the three months ended September 30, 2020 and 2021, the Company recognized $44.0 million and $
63.1
 million of revenue that was included in deferred revenue as of June 30, 2020 and 2021, respectively. During the nine months ended September 30, 2020 and 2021, the Company recognized $8.2 million and
$
86.9
 million of revenue that was included in deferred revenue as of December 31, 2019 and 2020 respectively.
Unsatisfied Performance Obligations
All of the Company’s unsatisfied performance obligations relate to contracts with an original expected length of one year or less.